                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                    COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   196.6%
         ALABAMA   4.5%
$  1,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Inc Ser A ..........................        5.000%     11/15/30     $     911,820
   3,420 University AL at Birmingham
            Hosp Rev Ser A (AMBAC
            Insd) (a) ...........................................        5.000      09/01/36         3,442,384
   4,850 University AL at Birmingham
            Hosp Rev Ser A (MBIA-IBC
            Insd) (a) ...........................................        5.000      09/01/41         4,878,572
                                                                                                 -------------
                                                                                                     9,232,776
                                                                                                 -------------
         ALASKA   0.4%
   1,000 Northern Tob Sec Corp AK Tob
            Settlement Rev Asset Bkd Ser A ......................        5.000      06/01/46           842,100
                                                                                                 -------------

         ARIZONA   3.9%
   1,750 Glendale, AZ Indl Dev Auth Rfdg ........................        5.000      12/01/35         1,631,805
   1,700 Goodyear, AZ McDowell Rd
            Coml Corridor Impt Dist Impt
            (AMBAC Insd) ........................................        5.250      01/01/32         1,733,269
     800 Pima Cnty, AZ Indl Dev Auth
            Wtr & Wastewtr Rev Global
            Wtr Resh LLC Proj  (AMT) ............................        6.550      12/01/37           782,784
   4,000 University Med Ctr Corp AZ
            Hosp Rev ............................................        5.000      07/01/35         3,830,160
                                                                                                 -------------
                                                                                                     7,978,018
                                                                                                 -------------
         ARKANSAS   1.1%
   2,400 Washington Cnty, AR Hosp Rev
            Regl Med Ctr Rfdg Ser B .............................        5.000      02/01/30         2,302,608
                                                                                                 -------------

         CALIFORNIA   19.9%
   5,000 Alameda Corridor Transn Auth
            CA Conv Cap Apprec Sub Lien
            Rfdg Ser A (AMBAC Insd) (b) .........................      0/5.400      10/01/24         4,221,900

     300 Aliso Viejo, CA Cmnty Fac Dist
            Spl Tax No 2005-01 Glenwood
            at Aliso ............................................        6.000      09/01/38           300,741
   1,125 California Cnty, CA Tob Sec Agy
            Tob Asset Bkd Merced Cnty
            Rfdg Ser A ..........................................        5.250      06/01/45           997,481
   1,000 California Cnty, CA Tob Sec Agy
            Tob Asset Bkd Sonoma Cnty
            Corp Rfdg ...........................................        5.125      06/01/38           880,240
   1,200 California Hlth Fac Fin Auth Rev
            Kaiser Permanente Ser A .............................        5.250      04/01/39         1,211,016
   1,800 California Hsg Fin Agy Rev
            Home Mtg Ser G (AMT) (a) ............................        4.950      08/01/23         1,804,167
   1,200 California Hsg Fin Agy Rev
            Home Mtg Ser G (AMT) (a) ............................        5.050      02/01/29         1,202,778
     500 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj Ser B (AMT) ...........................        5.000      07/01/27           464,180
      15 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev
            Ser C (GNMA Collateralized)
            (AMT) ...............................................        7.800      02/01/28            15,334
     475 California St (AMBAC Insd) .............................        5.125      10/01/27           479,551
   3,185 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A ..........................................        5.000      07/01/39         2,905,962
   1,250 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A ..........................................        5.250      07/01/30         1,217,025
     250 California Statewide Cmnty Dev
            Auth Rev Front Porch Cmnty &
            Svc Ser A (c) .......................................        5.125      04/01/37           233,860
   1,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth Ser A ..........................................        5.000      03/01/30           991,380
   1,200 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B ...............................................        5.000      03/01/41         1,178,976

     200 Daly City, CA Hsg Dev Fin Agy
            Mobile Home Pk Rev Third
            Tier Franciscan Rfdg Ser C ..........................        6.500      12/15/47           190,066
   5,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Conv Cap Apprec
            Rfdg (b) ............................................      0/5.800      01/15/20         4,851,400
   1,465 Los Angeles Cnty, CA Metro
            Transn Auth Sales Tax Rev
            Prop C Second Sr Rfdg Ser A
            (AMBAC Insd) ........................................        5.000      07/01/23         1,488,132
   2,000 Los Angeles Cnty, CA Pub Wks
            Fin Auth Rev Sr Lien Rfdg Ser
            A (FSA Insd) ........................................        5.500      10/01/18         2,250,520
   3,500 Palm Springs, CA Fin Auth
            Lease Rev Convention Ctr Proj
            Ser A (MBIA Insd) ...................................        5.500      11/01/35         3,773,595
   1,500 Rancho Mirage, CA Jt Pwr Fin
            Auth Rev Eisenhower Med Ctr
            Ser A ...............................................        5.000      07/01/47         1,456,230
   1,500 Southern CA Pub Pwr Auth Nat
            Gas Proj Rev Proj No 1 Ser A ........................        5.250      11/01/22         1,567,095
   1,000 Tobacco Sec Auth Northn CA
            Tob Settlement Rev Asset Bkd
            Bds Ser A1 ..........................................        5.375      06/01/38           913,730
   2,000 Tobacco Sec Auth Southn CA
            Tob Settlement Ser A1 ...............................        5.000      06/01/37         1,724,120
   5,000 Tobacco Sec Auth Southn CA
            Tob Settlement Ser A1 ...............................        5.125      06/01/46         4,336,050
                                                                                                 -------------
                                                                                                    40,655,529
                                                                                                 -------------
         COLORADO   7.2%
   5,000 Colorado Ed & Cultural Fac
            Charter Sch Proj (XLCA Insd) ........................        5.500      05/01/36         5,149,950
     400 Colorado Hlth Fac Auth Hlth &
            Residential Care Fac
            Volunteers of Amer Care Ser A .......................        5.300      07/01/37           350,332
   1,000 Colorado Hlth Fac Auth Rev
            Catholic Hlth Initiatives Ser A (d) .................        5.500      03/01/32         1,072,310

   1,250 Colorado Hlth Fac Auth Rev
            Covenant Retirement Cmnty Inc .......................        5.000      12/01/35         1,107,112
   1,000 Colorado Hlth Fac Auth Rev
            Hosp Parkview Med Ctr Proj
            (Prerefunded @ 09/01/11) ............................        6.500      09/01/20         1,134,860
   1,000 Colorado Hlth Fac Auth Rev
            Hosp Portercare Adventist Hlth
            (Prerefunded @ 11/15/11) ............................        6.500      11/15/31         1,151,030
      15 Colorado Hsg Fin Auth Single
            Family Pgm Sr Ser C1 (AMT) ..........................        7.550      11/01/27            15,300
   1,500 Montrose, CO Mem Hosp ..................................        6.000      12/01/33         1,528,455
   1,000 Park Creek Met Dist CO Rev Sr
            Ltd Tax Ppty Tax Rfdg ...............................        5.500      12/01/30           983,950
     750 Salida, CO Hosp Dist Rev ...............................        5.250      10/01/36           642,098
   1,500 Southlands Met Dist No 1 CO
            Rfdg & Impt (Radian Insd) ...........................        5.250      12/01/34         1,503,315
                                                                                                 -------------
                                                                                                    14,638,712
                                                                                                 -------------
         CONNECTICUT   0.9%
     300 Connecticut St Dev Auth Solid
            Waste Disp Fac Rev Pseg Pwr
            LLC Proj Ser A (AMT) ................................        5.750      11/01/37           303,132
   1,375 Connecticut St Dev Auth Wtr
            Fac Rev Aquarion Wtr Co CT
            Proj Rfdg (XLCA Insd) (AMT) .........................        5.100      09/01/37         1,346,153
     225 Mashantucket Western Pequot
            Tribe Conn 2006 Sub Spl Rev
            Bd Ser A (c) ........................................        5.500      09/01/36           211,010
                                                                                                 -------------
                                                                                                     1,860,295
                                                                                                 -------------

         FLORIDA   3.9%
     150 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg .............................        5.875      11/15/42           141,073
     650 Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev
            Buena Vida Estates Inc ..............................        6.750      01/01/37           656,006
     115 Escambia Cnty, FL Hlth Fac
            Auth Hlth Fac Rev FL Hlthcare
            (AMBAC Insd) ........................................        5.950      07/01/20           121,003

   1,300 Highlands Cnty, FL Hlth Fac
            Auth Rev Adventist Hlth Sys
            Ser C ...............................................        5.250      11/15/36         1,314,482
     400 Orange Cnty, FL Hlth Fac Auth
            Rev First Mtg Orlando
            Lutheran Tower ......................................        5.500      07/01/32           360,812
     220 Overoaks, FL Cmnty Dev Dist
            Cap Impt Rev Ser A ..................................        6.125      05/01/35           199,054
     400 Palm Beach Cnty, FL Hlth Fac
            Auth Rev Waterford Proj .............................        5.875      11/15/37           396,348
   2,500 Port St Lucie, FL Spl Assmt Rev
            Southwest Annexation Dist 1-B
            (MBIA Insd) .........................................        5.000      07/01/40         2,472,175
     250 Seminole Tribe, FL Spl Oblig
            Rev Ser A (c) .......................................        5.750      10/01/22           253,960
     350 Seven Oaks, FL Cmnty Dev Dist
            II Spl Assmt Rev Ser A ..............................        5.875      05/01/35           303,282
     300 Tolomato Cmnty Dev Dist FL Spl
            Assmt ...............................................        6.550      05/01/27           296,889
     500 Tolomato Cmnty Dev Dist FL Spl
            Assmt ...............................................        6.650      05/01/40           493,720
   1,000 Volusia Cnty, FL Ed Fac Auth
            Rev Ed Fac Embry Riddle
            Aero Ser A ..........................................        5.750      10/15/29         1,010,240
                                                                                                 -------------
                                                                                                     8,019,044
                                                                                                 -------------
         GEORGIA   1.7%
   1,425 Georgia Muni Elec Auth Pwr Rev
            Rfdg Ser A (FGIC Insd) (d) ..........................        5.500      01/01/12         1,538,003
   1,870 Georgia Muni Elec Auth Pwr Rev
            Ser A (FGIC Insd) (e) ...............................        5.500      01/01/12         1,991,475
                                                                                                 -------------
                                                                                                     3,529,478
                                                                                                 -------------
         IDAHO   0.2%
     345 Idaho Hlth Fac Auth Rev Vly
            Vista Care Corp Rfdg ................................        6.125      11/15/27           339,332
                                                                                                 -------------

         ILLINOIS   9.2%
     500 Bartlett, IL Tax Increment Rev Sr
            Lien Quarry Redev Proj Rfdg .........................        5.600      01/01/23           498,720
   1,305 Chicago, IL 2006 Proj Rfdg Ser
            A (MBIA Insd) .......................................        5.500      01/01/38         1,376,605

   2,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser
            A (MBIA Insd) (AMT) .................................        5.375      01/01/32         2,024,520
   2,540 Chicago, IL O'Hare Intl Arpt Rev
            Second Lien Passenger Fac
            Ser A (AMBAC Insd) (AMT) ............................        5.375      01/01/32         2,563,241
   1,885 Chicago, IL Tax Increment Alloc
            Sub Cent Rev Loop Ser A
            (ACA Insd) ..........................................        6.500      12/01/08         1,924,755
     285 Cook Cnty, IL Sch Dist No. 100
            Berwyn South (FSA Insd) .............................        8.100      12/01/15           381,299
   1,000 Illinois Fin Auth Rev Christian
            Homes Inc Rfdg Ser A ................................        5.750      05/15/31           925,720
   1,000 Illinois Fin Auth Rev
            Northwestern Mem Hosp Ser
            A (Prerefunded @ 08/15/14) ..........................        5.500      08/15/43         1,153,070
   2,000 Illinois Fin Auth Rev Osf
            Hlthcare Sys Ser A ..................................        5.750      11/15/37         2,033,480
   1,000 Illinois Fin Auth Rev Sherman
            Hlth Sys 2007 Ser A .................................        5.500      08/01/37           984,930
   1,335 Illinois Fin Auth Solid Waste Rev
            Disp Waste Mgmt Inc Proj Ser
            A (AMT) .............................................        5.050      08/01/29         1,240,562
   2,300 Illinois Hsg Dev Auth Rev
            Homeowner Mtg Sub Ser C-2
            (AMT) ...............................................        5.150      08/01/37         2,277,621
   1,225 Pekin, IL Mtg Rev United Auto
            Workers Inc Proj Ser A
            (GNMA Collateralized) ...............................        5.250      05/20/34         1,238,450
     225 Will Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT) .............................        7.000      12/01/42           225,239
                                                                                                 -------------
                                                                                                    18,848,212
                                                                                                 -------------
         INDIANA   13.7%
   3,065 Allen Cnty, IN War Mem
            Coliseum Additions Bldg Corp
            Ser A (AMBAC Insd)
            (Prerefunded @ 11/01/11) ............................        5.750      11/01/25         3,449,014

   3,505 East Chicago, IN Elem Sch Bldg
            Corp First Mtg Rfdg (AMBAC
            Insd) (e) ...........................................        6.250      01/05/16         3,967,204
   4,600 Indiana Hlth & Ed Fac Fin Auth
            Rev Ascension Hlth Sr Credit
            B-6 (a) .............................................        5.000      11/15/36         4,643,654
   3,000 Indiana Muni Pwr Agy Pwr
            Supply Sys Rev Ser A (MBIA
            Insd) ...............................................        5.000      01/01/42         3,031,050
   1,000 Indiana St Dev Fin Auth Rev
            Rfdg (AMT) ..........................................        5.950      08/01/30         1,011,900
   5,000 Indianapolis, IN Loc Pub Impt Bd
            Bk Arpt Auth Proj Ser B (MBIA
            Insd) (AMT) (a) .....................................        5.250      01/01/24         5,173,338
   6,480 Indianapolis, IN Loc Pub Impt Bd
            Bk Arpt Auth Proj Ser B (MBIA
            Insd) (AMT) (a) .....................................        5.250      01/01/25         6,704,645
                                                                                                 -------------
                                                                                                    27,980,805
                                                                                                 -------------
         IOWA   11.8%
   1,125 Coralville, IA Ctf Partn Ser D .........................        5.250      06/01/26         1,166,400
   1,515 Des Moines, IA Pub Pkg Sys
            Rev Ser A (FGIC Insd) ...............................        5.750      06/01/14         1,616,202
     125 Sibley, IA Hlthcare Fac Rev
            Osceola Cmnty Hosp Proj .............................        6.000      12/01/37           121,112
   2,500 Tobacco Settlement Auth IA Tob
            Settlement Rev Asset Bkd Ser C ......................        5.375      06/01/38         2,274,625
   8,980 Xenia Rural Wtr Dist IA Wtr Rev
            (CIFG Insd) (a) .....................................        4.500      12/01/41         8,914,177
  10,000 Xenia Rural Wtr Dist IA Wtr Rev
            (CIFG Insd) (a) .....................................        5.000      12/01/41         9,926,700
                                                                                                 -------------
                                                                                                    24,019,216
                                                                                                 -------------
         KANSAS   3.1%
      70 Cowley Cnty, KS Uni Sch Dist
            No 465 Winfield Impt Rfdg
            (MBIA Insd) (e) .....................................        5.250      10/01/21            76,526
   1,000 Lawrence, KS Hosp Rev
            Lawrence Mem Hosp ...................................        5.125      07/01/36           994,030

   1,500 Overland Pk, KS Dev Corp Rev
            First Tier Ser A (Prerefunded
            @ 01/01/11) .........................................        7.375      01/01/32         1,702,440
   3,500 Wamego, KS Pollutn Ctl Rev KS
            Gas & Elec Co Proj Rfdg
            (MBIA Insd) .........................................        5.300      06/01/31         3,611,510
                                                                                                 -------------
                                                                                                     6,384,506
                                                                                                 -------------
         KENTUCKY   1.3%
   2,720 Louisville & Jefferson Cnty, KY
            Metro Govt Hlth Sys Rev
            Norton Hlthcare Inc (a) .............................        5.000      10/01/30         2,698,133
                                                                                                 -------------

         LOUISIANA   1.7%
     375 Lakeshore Vlg Master Cmnty
            Dev Dist LA Spl Assmt ...............................        5.250      07/01/17           340,774
     970 Louisiana Hsg Fin Agy Rev
            Azalea Estates Rfdg Ser A
            (GNMA Collateralized) (AMT) .........................        5.375      10/20/39           977,217
   2,000 New Orleans, LA Rfdg (FGIC
            Insd) ...............................................        5.500      12/01/21         2,242,820
                                                                                                 -------------
                                                                                                     3,560,811
                                                                                                 -------------
         MARYLAND   14.2%
   2,000 Baltimore, MD Convention Ctr
            Hotel Rev Sr Ser A (XLCA Insd) ......................        5.250      09/01/24         2,003,320
     425 Gaithersburg, MD Econ Dev Rev
            Asbury MD Oblig Group A .............................        5.125      01/01/36           393,546
  10,500 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            Residential Ser L (AMT) (a) .........................        4.900      09/01/31        10,160,273
  11,715 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            Residential Ser L (AMT) (a) .........................        4.950      09/01/38        11,388,818
     800 Maryland St Econ Dev Corp
            Student Hsg Rev Collegiate
            Hsg Salisbury Ser A .................................        6.000      06/01/19           824,536
   1,000 Maryland St Econ Dev Corp Univ
            MD College Pk Proj
            (Prerefunded @ 06/01/13) ............................        5.625      06/01/35         1,144,340

   2,000 Maryland St Hlth & Higher Ed
            Fac Auth Rev MD Inst College
            of Art ..............................................        5.000      06/01/40         1,878,160
   1,150 Maryland St Hlth & Higher Ed
            Fac Auth Rev Mercy Med Ctr
            Ser A ...............................................        5.500      07/01/42         1,135,590
                                                                                                 -------------
                                                                                                    28,928,583
                                                                                                 -------------
         MASSACHUSETTS   3.4%
     225 Massachusetts St Dev Fin Agy
            Rev Linden Ponds Inc Fac Ser A ......................        5.750      11/15/42           204,244
   2,000 Massachusetts St Dev Fin Agy
            Semass Sys Ser A (MBIA
            Insd) ...............................................        5.625      01/01/15         2,202,580
   1,800 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue
            Ser D ...............................................        5.000      07/01/33         1,646,478
   1,705 Massachusetts St Hlth & Ed Fac
            Auth Rev Vly Regl Hlth Sys
            Ser C (Connie Lee Insd) (e) .........................        7.000      07/01/09         1,814,904
   1,145 Massachusetts St Indl Fin Agy
            Rev Wtr Treatment Amern
            Hingham (AMT) .......................................        6.750      12/01/20         1,147,645
                                                                                                 -------------
                                                                                                     7,015,851
                                                                                                 -------------
         MICHIGAN   2.1%
   1,000 Kent Hosp Fin Auth MI Rev Met
            Hosp Proj Ser A .....................................        5.250      07/01/30           968,590
   1,000 Kent Hosp Fin Auth MI Rev Met
            Hosp Proj Ser A .....................................        6.250      07/01/40         1,047,290
   2,250 Michigan Tob Settlement Fin
            Auth Tob Settlement Asset Sr
            Ser A ...............................................        6.000      06/01/48         2,214,495
                                                                                                 -------------
                                                                                                     4,230,375
                                                                                                 -------------
         MINNESOTA   1.1%
   1,000 Dakota Cnty, MN Cmnty Dev
            Agy Multi-Family Hsg Rev
            Com On Marice Proj Rfdg Ser A .......................        5.000      05/01/42           827,830

     100 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ................................................        6.000      10/01/27           100,135
     225 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ................................................        6.000      10/01/33           221,791
     100 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ................................................        6.125      10/01/39            99,505
   1,000 Saint Paul, MN Hsg & Redev
            Auth Hosp Rev Hltheast Proj .........................        6.000      11/15/35         1,005,140
                                                                                                 -------------
                                                                                                     2,254,401
                                                                                                 -------------
         MISSISSIPPI   0.9%
   1,750 Mississippi Dev Bk Spl Oblig
            Cap Proj & Equip Acquisition
            Ser A2 (AMBAC Insd) .................................        5.000      07/01/24         1,750,892
                                                                                                 -------------

         MISSOURI   4.9%
     205 Cape Girardeau Cnty, MO Indl
            Dev Auth Hlthcare Fac Rev
            Southeast MO Hosp Assoc .............................        5.625      06/01/27           205,920
   1,045 Cape Girardeau Cnty, MO Indl
            Dev Auth Hlthcare Fac Rev
            Southeast MO Hosp Assoc
            (Prerefunded @ 06/01/12) ............................        5.625      06/01/27         1,168,624
     500 Cass Cnty, MO Hosp Rev .................................        5.625      05/01/38           488,585
   1,375 Missouri St Hlth & Ed Fac Auth
            Hlth Fac Rev Sr Living Fac
            Lutheran Ser A ......................................        5.375      02/01/35         1,379,771
   3,855 Missouri St Hlth & Ed Fac Auth
            Hlth Fac Rev SSM Hlthcare
            Rfdg Ser AA (MBIA Insd) (d) .........................        6.400      06/01/10         4,207,771
   2,250 Saint Charles, MO Ctf Partn Ser B ......................        5.500      05/01/18         2,409,008
     250 St Louis, MO Indl Dev Auth Tax
            Increment & Cmnty Impt Dist
            Loughborough Com Redev
            Rfdg ................................................        5.750      11/01/27           248,080
                                                                                                 -------------
                                                                                                    10,107,759
                                                                                                 -------------

         NEBRASKA   1.0%
   1,965 Omaha Pub Pwr Dist NE Elec
            Rev Sys Ser A .......................................        5.000      02/01/39         2,006,324
                                                                                                 -------------

         NEVADA   1.2%
   1,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser
            A (AMBAC Insd) (AMT) ................................        5.250      07/01/34         1,004,820
   1,500 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser
            A (FGIC Insd) (AMT) .................................        4.750      09/01/36         1,421,400
                                                                                                 -------------
                                                                                                     2,426,220
                                                                                                 -------------
         NEW JERSEY   6.8%
   1,000 New Jersey Econ Dev Auth Rev
            Cig Tax .............................................        5.500      06/15/31           970,630
     700 New Jersey Econ Dev Auth Rev
            Cig Tax .............................................        5.750      06/15/29           697,641
   2,500 New Jersey Econ Dev Auth Wtr
            Fac Rev NJ Amern Wtr Co Inc
            Proj Ser A (FGIC Insd) (AMT) ........................        6.875      11/01/34         2,542,600
   1,000 New Jersey Hlthcare Fac Fin
            Auth Rev Holy Name Hosp .............................        5.000      07/01/36           913,130
  10,000 Tobacco Settlement Fin Corp NJ
            Ser 1A ..............................................        5.000      06/01/29         8,854,100
                                                                                                 -------------
                                                                                                    13,978,101
                                                                                                 -------------
         NEW MEXICO   1.4%
   1,500 Jicarilla, NM Apache Nation Rev
            Adj Ser A (Acquired 10/23/03,
            Cost $1,514,910) (f) ................................        5.000      09/01/18         1,585,575
   1,250 Jicarilla, NM Apache Nation Rev
            Ser A (Acquired 10/23/03,
            Cost $1,275,475) (f) ................................        5.500      09/01/23         1,330,037
                                                                                                 -------------
                                                                                                     2,915,612
                                                                                                 -------------
         NEW YORK   18.0%
   2,000 Nassau Cnty, NY Indl Dev Agy
            Continuing Care Retirement
            Amsterdam at Harborside Ser A .......................        6.500      01/01/27         2,021,680

   2,750 Nassau Cnty, NY Indl Dev Agy
            Continuing Care Retirement
            Amsterdam at Harborside Ser A .......................        6.700      01/01/43         2,803,625
   1,500 New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser A
            (AMT) ...............................................        5.500      11/01/34         1,518,255
   3,500 New York City Hsg Dev Corp
            Multi-Family Rent Hsg Rev
            Progress of Peoples Dev Ser
            B (FNMA Collateralized)
            (AMT) ...............................................        4.950      05/15/36         3,403,680
   1,850 New York City Indl Dev Agy
            Civic Fac Rev Touro College
            Proj Ser A (Prerefunded @
            06/01/09) (Acquired 06/25/99
            and 06/29/99, Cost
            $1,850,000) (f) .....................................        6.350      06/01/29         1,976,799
   1,400 New York City Indl Dev Agy Spl
            Fac Amern Airlines JFK Intl
            Arpt (AMT) ..........................................        7.625      08/01/25         1,499,344
       5 New York City Ser C ....................................        7.250      08/15/24             5,016
   5,000 New York City Transitional Fin
            Auth Future Tax Sec Ser B ...........................        5.000      08/01/22         5,404,750
   4,000 New York City Transitional Fin
            Auth Future Tax Sec Ser D
            (MBIA Insd) .........................................        5.250      02/01/20         4,319,480
      20  New York St Dorm Auth Rev
            Mental Hlth Svc Fac (FSA
            Insd) (Prerefunded @
            08/15/10) (e) .......................................        5.875      08/15/16            21,766
      15  New York St Dorm Auth Rev
            Mental Hlth Svc Fac (FSA
            Insd) (Prerefunded @
            08/15/10) (e) .......................................        5.875      08/15/16            16,313
   1,500 New York St Dorm Auth Rev Mt
            Sinai NYU Hlth ......................................        5.500      07/01/26         1,503,450

   1,000 New York St Dorm Auth Rev
            Non St Supported Debt NYU
            Hosp Ctr Ser A ......................................        5.000      07/01/26           959,280
   2,000 New York St Dorm Auth Rev
            Secd Hosp Gen Hosp Rfdg
            Ser N ...............................................        5.750      02/15/18         2,207,180
   1,855 New York St Mtg Agy Rev
            Ser 101 (AMT) .......................................        5.400      04/01/32         1,871,398
   6,900 Port Auth NY & NJ Cons
            144th (a) ...........................................        5.000      10/01/35         7,126,730
     200 Seneca Nation Indians Cap Impt
            Auth NY Spl Oblig Ser A (c) .........................        5.000      12/01/23           184,236
                                                                                                 -------------
                                                                                                    36,842,982
                                                                                                 -------------
         NORTH CAROLINA   3.8%
   3,000 Charlotte, NC Ctf Partn
            Convention Fac Proj Rfdg Ser A ......................        5.500      08/01/19         3,277,410
   1,650 North Carolina Hsg Fin Agy
            Homeownership Rev Ser 30-A
            (AMT) ...............................................        5.250      07/01/39         1,643,631
   2,590 North Carolina Med Care
            Commn Hlth Sys Rev Mission
            Hlth Combined Group (a) .............................        5.000      10/01/36         2,592,782
     300 North Carolina Med Care
            Commn Retirement Fac Rev
            First Mtg Southminster Proj
            Ser A ...............................................        5.750      10/01/37           293,910
                                                                                                 -------------
                                                                                                     7,807,733
                                                                                                 -------------
         OHIO   2.9%
   1,600 Buckeye, OH Tob Settlement
            Fin Auth Asset Bkd Sr Turbo
            Ser A-2 .............................................        5.750      06/01/34         1,542,112
   1,000 Cuyahoga Cnty, OH Hosp Fac
            Rev Canton Inc Proj .................................        7.500      01/01/30         1,081,560
   1,000 Delaware Cnty, OH Hlthcare Fac
            Rev Mtg Centrum at Willow
            Brook (FHA Gtd) .....................................        6.550      02/01/35         1,001,560

     515 Toledo Lucas Cnty, OH Port
            Auth Dev Rev Northwest OH
            Bd Fd Ser C (AMT) (d) ...............................        6.000      05/15/11           539,694
   1,650 Toledo Lucas Cnty, OH Port
            Auth Dev Rev Northwest OH
            Bd Fd Ser C (AMT) ...................................        6.375      11/15/32         1,699,649
                                                                                                 -------------
                                                                                                     5,864,575
                                                                                                 -------------
         OKLAHOMA   4.2%
     500 Chickasaw Nation OK Hlth
            Sys (c) .............................................        6.250      12/01/32           515,425
   3,905 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd) ....................................        5.250      07/01/29         4,117,080
   1,475 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd) ....................................        5.250      07/01/33         1,548,352
   1,000 Mc Alester, OK Pub Wks Auth
            Util Sys Rev Cap Apprec (FSA
            Insd) ...............................................          *        02/01/31           326,960
   2,000 Tulsa Cnty, OK Pub Fac Auth
            Cap Impt Rev (AMBAC Insd)
            (Prerefunded @ 11/01/09) ............................        6.250      11/01/22         2,180,180
                                                                                                 -------------
                                                                                                     8,687,997
                                                                                                 -------------
         PENNSYLVANIA   0.2%
     375 Pennsylvania Econ Dev Fin Auth
            Exempt Fac Rev Reliant
            Energy Ser B (AMT) ..................................        6.750      12/01/36           384,345
                                                                                                 -------------

         SOUTH CAROLINA   10.2%
   2,420 Beaufort Cnty, SC Tax
            Increment New Riv Redev Proj
            Area (MBIA Insd) (e) ................................        5.500      06/01/20         2,648,593
  10,000 Charleston Ed Excellence Fin
            Corp SC Rev Charleston Cnty
            Sch Dist (a) ........................................        5.250      12/01/26        10,384,550
   3,000 Dorchester Cnty, SC Sch Dist
            No 002 Installment Pur Rev
            Growth ..............................................        5.000      12/01/30         3,008,310
   3,000 Medical Univ SC Hosp Auth Fac
            Mtg Rfdg Ser A (MBIA Insd) ..........................        5.250      08/15/24         3,139,140

   1,500 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser A (AMBAC Insd) .............................        5.200      11/01/27         1,567,440
                                                                                                 -------------
                                                                                                    20,748,033
                                                                                                 -------------
         SOUTH DAKOTA   0.7%
   1,250 South Dakota St Hlth & Ed Fac
            Auth Rev Children's Care
            Hosp Rfdg (Prerefunded @
            11/01/09) ...........................................        6.125      11/01/29         1,346,313
                                                                                                 -------------

         TENNESSEE   7.5%
   1,250 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I
            LLC Proj Rfdg Ser B .................................        6.000      10/01/35         1,193,975
   1,500 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Hosp First Mtg Impt &
            Rfdg Ser B (Prerefunded @
            07/01/12) ...........................................        8.000      07/01/33         1,858,470
   1,000 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg MTN
            St Hlth Rfdg Ser A (MBIA-IBC
            Insd) (Prerefunded @
            07/01/12) ...........................................        7.500      07/01/25         1,179,000
   1,000 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg MTN St
            Hlth Ser A ..........................................        5.500      07/01/36           979,540
   3,000 Sullivan Cnty, TN Hlth Ed & Hsg
            Fac Brd Hosp Rev Wellmont
            Hlth Sys Proj Ser C .................................        5.250      09/01/26         2,994,570
   2,000 Sullivan Cnty, TN Hlth Ed & Hsg
            Fac Brd Hosp Rev Wellmont
            Hlth Sys Proj Ser C .................................        5.250      09/01/36         1,907,520
   5,000 Tennessee Energy Acquisition
            Corp Gas Rev Ser A ..................................        5.250      09/01/21         5,167,850
                                                                                                 -------------
                                                                                                    15,280,925
                                                                                                 -------------
         TEXAS   9.8%
   3,000 Austin, TX Convention
            Enterprises Inc Convention Ctr
            Second Tier Rfdg Ser B ..............................        5.750      01/01/34         2,805,240

   2,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser A (FSA Insd)
            (AMT) ...............................................        5.500      11/01/21         2,118,360
   5,720 Houston, TX Util Sys Rev First
            Lien Rfdg Ser A (FSA Insd) ..........................        5.250      05/15/21         6,278,329
   1,250 Matagorda Cnty, TX Navig Dist
            No 1 Rev Coll Centerpoint
            Energy Proj Rfdg ....................................        5.600      03/01/27         1,254,638
   2,000 North Cent, TX Hlth Fac Dev
            Corp Rev Hosp Childrens Med
            Ctr Dallas (AMBAC Insd) .............................        5.250      08/15/32         2,030,160
   1,700 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckingham Sr Living Cmnty
            Inc .................................................        5.750      11/15/37         1,540,047
   1,000 Texas St Dept Hsg & Cmnty
            Affairs Single Family Rev Mtg
            Ser B (GNMA Collateralized) (AMT) ...................        5.250      09/01/32         1,003,180
   2,215 Texas St Trans Commn Mobility
            Fd (g) ..............................................        5.000      04/01/28         2,331,221
     600 Tyler, TX Hlth Fac Dev Corp
            Hosp Rev Impt East TX Med
            Ctr Rfdg Ser A ......................................        5.375      11/01/37           571,746
                                                                                                 -------------
                                                                                                    19,932,921
                                                                                                 -------------
         VIRGINIA   1.6%
   1,000 Richmond, VA Indl Dev Auth
            Govt Fac Rev Bds (AMBAC
            Insd) ...............................................        5.000      07/15/15         1,114,540
   1,400 Tobacco Settlement Fin Corp VA
            Asset Bkd ...........................................        5.500      06/01/26         1,582,350
     500 White Oak Vlg Shops VA Cmnty
            Dev Auth Spl Assmt Rev Special
            Assmt ...............................................        5.300      03/01/17           492,725
                                                                                                 -------------
                                                                                                     3,189,615
                                                                                                 -------------
         WASHINGTON   10.6%
   1,500 Chelan Cnty, WA Pub Util Dist
            No 001 Cons Rev Chelan
            Hydro Ser A (MBIA Insd)
            (AMT) ...............................................        5.600      01/01/36         1,559,940

   1,370 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg Ser A (FSA
            Insd) ...............................................        5.500      07/01/18         1,486,025
   1,000 Grant Cnty, WA Pub Util Dist No
            002 Wanapum Hydro Elec Rev
            Rfdg Ser B (MBIA Insd)
            (AMT) ...............................................        5.375      01/01/18         1,028,100
   3,000 Kalispel Tribe Indians Priority
            Distr WA Rev ........................................        6.750      01/01/38         3,004,380
   3,465 Seattle, WA Drain & Wastewtr
            Rev Rfdg (FGIC Insd) (e) ............................        5.250      07/01/21         3,727,924
   5,000 Spokane, WA Pub Fac Dist
            Hotel Motel & Sales Use Tax
            (MBIA Insd) .........................................        5.250      09/01/33         5,207,100
   2,000 Washington St Hlthcare Fac
            Overlake Hosp Med Ctr Ser B
            (ACA Insd) ..........................................        5.000      07/01/30         1,799,460
     600 Washington St Hsg Fin Commn
            Nonprofit Rev Skyline at First
            Hill Proj Ser A .....................................        5.625      01/01/38           543,126
   3,000 Washington St Ser B ....................................        5.500      05/01/18         3,355,350
                                                                                                 -------------
                                                                                                    21,711,405
                                                                                                 -------------
         WEST VIRGINIA   2.1%
   1,750 Harrison Cnty, WV Cnty Commn
            Solid Waste Disp Rev Allegheny
            Energy Rfdg Ser D (AMT) .............................        5.500      10/15/37         1,733,410
   2,450 West Virginia Univ Rev Impt WV
            Univ Proj Ser C (FGIC Insd) .........................        5.000      10/01/27         2,500,617
                                                                                                 -------------
                                                                                                     4,234,027
                                                                                                 -------------
         WISCONSIN   0.6%
   1,205 Wisconsin St Hlth & Ed Fac
            Auth Rev (ACA Insd)
            (Prerefunded @ 05/15/10) ............................        6.150      05/15/25         1,305,425
                                                                                                 -------------

         PUERTO RICO   2.9%
   4,800 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev Ser Y
            (FSA Insd) (h) ......................................        6.250      07/01/21         5,839,968
                                                                                                 -------------



TOTAL INVESTMENTS  196.6%
  (Cost $398,771,530) ......................................................................       401,679,957

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (33.2%)
  (Cost ($67,850,000))
  (67,850) Notes with interest rates ranging from 2.20% to 4.00% at January 31, 2008
           and contractual maturities of collateral ranging from 2023 to 2041 (i) ..........       (67,850,000)
                                                                                                 -------------

TOTAL NET INVESTMENTS  163.4%
  (Cost $330,921,530) ......................................................................       333,829,957

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2)% ...............................................          (292,439)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (63.2%) .................................      (129,188,286)
                                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ..............................................     $ 204,349,232
                                                                                                 =============



Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  Underlying security related to Inverse Floaters entered into by the Trust.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)  Escrowed to Maturity
(e)  The Trust owns 100% of the outstanding bond issuance.
(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.4% of net assets applicable to common shares.
(g)  Security purchased on a when-issued or delayed delivery basis.
(h) All or a portion of this security has been physically segregated in connection with open futures contracts.
(i) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.



FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                                    UNREALIZED
                                                                                   APPRECIATION/
                                                            CONTRACTS              DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current
  Notional Value of $119,313 per contract)                    310                  $  (712,653)
                                                              ===                  ===========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008